Business Combination (Details)	12 Months Ended
Dec. 31, 2021 D USD ($) $ / shares shares
Business Acquisition [Line Items]
Threshold trading days within any thirty trading day period for automatic conversion of special shares | $	20
Threshold consecutive trading day period for automatic conversion of special shares | $	30
SOAC | Minimum
Business Acquisition [Line Items]
Trigger price | $ / shares	$ 15
SOAC | Maximum
Business Acquisition [Line Items]
Trigger price | $ / shares	$ 200
SOAC | Common shares
Business Acquisition [Line Items]
Share exchange ratio	1.157862
Threshold trading days within any thirty trading day period for automatic conversion of special shares | D	20
Threshold consecutive trading day period for automatic conversion of special shares | D	30
Warrants to acquire shares of common stock	11,600,000
SOAC | Class A to H Special Shares
Business Acquisition [Line Items]
Maximum pro-rata portion of Special Shares if exercised	14,900,000
SOAC | Class I special shares
Business Acquisition [Line Items]
Threshold trading days within any thirty trading day period for automatic conversion of special shares | $	20
SOAC | Class I special shares | Maximum
Business Acquisition [Line Items]
Trigger price | $ / shares	$ 50.00
SOAC | Class H special shares
Business Acquisition [Line Items]
Threshold consecutive trading day period for automatic conversion of special shares | D	30
SOAC | Class H special shares | Minimum
Business Acquisition [Line Items]
Trigger price | $ / shares	$ 12.00
DeepGreen
Business Acquisition [Line Items]
Number of shares issued on acquisition	203,874,981
DeepGreen | Class I special shares
Business Acquisition [Line Items]
Trigger price | $ / shares	$ 50
DeepGreen | Class J special shares
Business Acquisition [Line Items]
Trigger price | $ / shares	12
DeepGreen | Class H special shares
Business Acquisition [Line Items]
Trigger price | $ / shares	$ 200
DeepGreen | SOAC | Common shares
Business Acquisition [Line Items]
Number of shares issued on acquisition	203,900,000
Warrants to acquire shares of common stock	10,000,000
DeepGreen | SOAC | Class A to H Special Shares
Business Acquisition [Line Items]
Number of shares issued on acquisition	120,100,000
SOAC Sponsor | Common shares
Business Acquisition [Line Items]
Number of shares issued on acquisition	500,000
SOAC Sponsor | Class J special shares
Business Acquisition [Line Items]
Number of shares issued on acquisition	700,000